Leases (Details) - Schedule of future minimum lease payments under the non-cancellable operating lease - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of future minimum lease payments under the non-cancellable operating lease [Abstract]
2022	$ 112,387	$ 109,762
2023	99,899	97,566
Future minimum operating lease payments	$ 212,286	674,535
2021		$ 467,207